Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash and cash equivalents	R$ 142,908	R$ 170,953
Marketable securities	16,908	22,941
Derivative financial instruments	29,609	31,718
Accounts receivable and others	429,465	414,997
Inventories	293,518	233,542
Biological assets	265,440	210,335
Total current assets	1,177,848	1,084,486
Non-current asset held for sale		15,004
Noncurrent assets
Biological assets	32,345	26,930
Restricted marketable securities		15,720
Derivative financial instruments	10,973	6,757
Accounts receivable and others	603,843	588,467
Deferred taxes	166,145	88,031
Investment properties	1,323,834	1,333,540
Transactions with related parties	2,822	2,968
Investments	1,335	2,734
Property, plant and equipment	232,669	202,130
Intangible assets	5,095	4,479
Right-of-use assets	280,093	233,836
Total noncurrent assets	2,659,154	2,505,592
Total assets	3,837,002	3,605,082
Current liabilities
Trade accounts payable and others	176,029	174,302
Loans, financing and debentures	355,841	177,311
Salaries and payroll obligations	21,481	20,703
Derivative financial instruments	15,492	69,190
Other liabilities	7,082	8,357
Leases payable	82,330	77,456
Total current liabilities	658,255	527,319
Noncurrent liabilities
Trade accounts payable and others	46,819	36,726
Loans, financing and debentures	529,678	504,627
Deferred taxes	36,880	19,719
Leases payable	343,454	284,604
Derivative financial instruments	17,632	17,878
Provision for legal claims	792	699
Transactions with related parties	8,401	9,275
Other liabilities	17,363	24,556
Total noncurrent liabilities	1,001,019	898,084
Total liabilities	1,659,274	1,425,403
Equity
Capital	1,587,988	1,587,988
Share issue costs	(11,343)	(11,343)
Capital reserve	(8,193)	(9,585)
Treasury shares	(43,648)	(43,648)
Income reserves	499,780	436,761
Additional dividends proposed	42,220	101,119
Other comprehensive income	110,924	118,387
Total equity	2,177,728	2,179,679
Total liabilities and equity	R$ 3,837,002	R$ 3,605,082